Note 9 - Lease Obligations	12 Months Ended
Nov. 30, 2018
Leases, Capital [Abstract]
Lease Obligations

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property which is owned by the same landlord, for a 5 year term with a 5 year renewal option. The Company also has an option to purchase the combined properties after March 1, 2017 and up to November 30, 2020 based on a fair value purchase formula. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2018:

Operating
Year ending November 30,	Lease
$

2019	180,436
2020	180,436
360,872